Basis of presentation:	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Basis of presentation:

2.	Basis of presentation:

(a)	Statement of compliance:

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements for the year ended June 30, 2026 were authorized for issuance by the Board of Directors on September 28, 2026.

(b)	Basis of measurement and going concern:

These consolidated financial statements were prepared on a going concern basis and historical cost basis with the exception of certain financial instruments as disclosed in note 3. The going concern basis presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

For the years ended June 30, 2026, 2025 and 2024, the Company incurred net losses of $24,296, $31,116 and $3,577, respectively. Cash flows from operating activities were negative $12,828 and $17,260 in 2026 and 2025, respectively, and positive $8,485 in 2024. As at June 30, 2026, the Company had cash and cash equivalents of $10,730 and working capital of $1,578.

Based on the Company’s current level of expenditures and forecast cash flows, its existing liquidity and forecasted internally generated cash flows are not sufficient to fund its operations and meet its obligations throughout the period for at least the next twelve months from the issuance date of these consolidated financial statements. The Company will require additional financing to fund its ongoing operations and meet its obligations as they become due. Management is pursuing additional liquidity through a combination of equity financing, debt refinancing, project financing and asset monetization. Management is also evaluating measures to conserve cash, including operating cost reductions and enhanced management of working capital.

As of the date these consolidated financial statements were authorized for issuance, the Company has not obtained binding commitments sufficient to fund all of its forecast liquidity requirements. The Company’s financing initiatives are subject to market conditions, counterparty participation, regulatory approvals where applicable, and the negotiation of acceptable terms. There can therefore be no assurance that the required financing or other liquidity initiatives will be completed when needed or in amounts sufficient to fund the Company’s obligations.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

2.	Basis of presentation (continued):

While the Company has been successful in obtaining financing to date and believes it will be able to obtain sufficient funds in the future and ultimately achieve profitability and positive cash flows from operations, there can be no certainty that these events will occur. These events and conditions indicate that a material uncertainty exists that raises substantial doubt on the Company’s ability to continue as a going concern and, therefore, that the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities and related expenses that might be necessary should the Company be unable to continue as a going concern, and therefore be required to realize its assets and liquidate its liabilities and commitments in other than the normal course of business at amounts different from those stated herein. Such adjustments could be material.

(c)	Basis of consolidation:

These consolidated financial statements include the accounts of the Company and its wholly or partially owned subsidiaries.

Subsidiaries are consolidated from the date on which the Company obtains control up to the date of the disposition of control. Control is achieved when the Company has power over the subsidiary, is exposed or has rights to variable returns from its involvement with the subsidiary and has the ability to use its power to affect its returns. For non-wholly owned subsidiaries over which the Company has control, the net assets attributable to outside equity shareholders are presented as “non-controlling interests” in the equity section of the consolidated statements of financial position. Net income or loss for the period that is attributable to the non-controlling interests is calculated based on the ownership of the non-controlling interest shareholders in the subsidiary.

Balance, transactions, income and expenses between the Company and its subsidiaries are eliminated on consolidation.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

2.	Basis of presentation (continued):

All of the Company’s subsidiaries are consolidated in these consolidated financial statements. Details of the Company’s material subsidiaries and subsidiaries that are not wholly owned are as follows:

	Country of	Ownership interest
Name	Incorporation	June 30, 2026	June 30, 2025
Abundant Solar Power Inc.	USA	100%	100%
Abundant Construction Inc.	Canada	100%	100%
Solar Alliance TE HoldCo 1, LLC	USA	100%	100%
2467264 Ontario Inc.	Canada	49.90%	49.90%
OFIT GM Inc.	Canada	49.90%	49.90%
OFIT RT Inc.	Canada	49.90%	49.90%
Solar Flow-Through Funds Ltd.	Canada	100%	100%
Solar High Yield Projects #1 Ltd.	Canada	100%	100%
2344215 Ontario Inc.	Canada	100%	100%
SHY1 2012 FIT2 Ltd.	Canada	100%	100%
2343461 Ontario Inc.	Canada	100%	100%
Solar Flow-Through Project #1 (2013) Ltd.	Canada	100%	100%
Solar Flow-Through (2014) Ltd.	Canada	100%	100%
Solar Flow-Through Projects (2014 Subco F2) Ltd.	Canada	100%	100%
Solar Flow-Through (2015) Ltd.	Canada	100%	100%
SFF Solar (2015) Ltd.	Canada	100%	100%
Solar Flow-Through (2016) Ltd.	Canada	100%	100%
Solar Flow-Through (2017-I) Ltd.	Canada	100%	100%
Solar Flow-Through (2017-A) Ltd.	Canada	100%	100%
Solar Flow-Through (2018-I) Ltd.	Canada	100%	100%
Solar Flow-Through (2018-A) Ltd.	Canada	100%	100%
15155355 Canada Inc.	Canada	100%	100%
Abundant Construction Alberta Corp.	Canada	100%	100%
Icarus Whitesand Solar Limited Partnership	Canada	85.00%	85.00%
1000234763 Ontario Inc.	Canada	50.00%	50.00%
1000234813 Ontario Inc.	Canada	50.00%	50.00%
2387280 Ontario Inc.	Canada	49.90%	49.90%
2405402 Ontario Inc.	Canada	49.90%	49.90%
2405514 Ontario Inc.	Canada	49.90%	49.90%
2467260 Ontario Inc.	Canada	49.90%	49.90%
2405372 Ontario Inc.	Canada	49.90%	49.90%
2469780 Ontario Inc.	Canada	49.90%	49.90%
2405799 Ontario Inc.	Canada	49.90%	49.90%
2503072 Ontario Inc.	Canada	49.90%	49.90%
2503225 Ontario Inc.	Canada	49.90%	49.90%
2503903 Ontario Inc.	Canada	49.90%	49.90%
Northern Development Solar 2016 Inc.	Canada	49.90%	49.90%
Sunshine Solar Ontario 2016 Inc.	Canada	49.90%	49.90%
2387276 Ontario Inc.	Canada	49.90%	49.90%
2387281 Ontario Inc.	Canada	49.90%	49.90%
2387282 Ontario Inc.	Canada	49.90%	49.90%
2391395 Ontario Inc.	Canada	49.90%	49.90%
SPN LP 7	Canada	49.99%	49.99%

(d)	Functional and presentation currency:

The Company’s consolidated financial statements are presented in Canadian dollars. The functional currency of the Canadian parent company and its Canadian subsidiaries is the Canadian dollar. The functional currency of its subsidiaries in the United States is the US dollar. Unless otherwise indicated, all amounts in these consolidated financial statements are expressed in thousands of Canadian dollars.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024

2.	Basis of presentation (continued):

(e)	Correction of immaterial prior period errors

i.	Impairment of Goodwill and Long-Lived Assets

Subsequent to the year-end June 30, 2025, the Company reassessed the allocation of the impairment loss between property, plant and equipment and intangible assets, resulting in an increase in property, plant and equipment impairment and a corresponding decrease in intangible asset impairment of $5,229. This reallocation did not affect the total impairment loss previously recognized.

The table below summarizes the reallocation of the impairment loss among asset categories:

June 30, 2025	As previously reported	Adjustment	As restated
Intangible assets	$(7,412)	$5,229	$(2,183)
Property, plant and equipment	$(837)	$(5,229)	$(6,066)

ii.	Right-of-use assets, lease liabilities and goodwill

Subsequent to the year-end June 30, 2025, the Company identified certain lease arrangements that had either not previously been accounted for under IFRS 16 Leases or for which upfront lease payments had been recorded as prepaid rent. Upon further review, management determined that these payments represent lease prepayments under arrangements that convey the right to control the use of identified assets and therefore meet the definition of a lease under IFRS 16 Leases. Accordingly, as at June 30, 2025, the Company recorded adjustments resulting in decreases of $60 and $716 in prepaid expenses and deposits, current and non-current, respectively, an increase of $2,689 in right-of-use assets, an increase of $790 in lease liabilities (note 13), and a decrease of $1,123 in goodwill. There was no material impact on profit or loss for the year ended June 30, 2025.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024